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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                                13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 2006

           Check here if Amendment [  ]; Amendment Number: ________

                       This Amendment (Check only one.):

                            [  ] is a restatement.

                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
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
             Name:                 Burgundy Asset Management Ltd

             Address:              181 Bay Street, Suite 4510
                                   Bay Wellington Tower, BCE Place
                                   Toronto, Ontario
                                   M5J 2T3
             Form 13F File Number: 28-11129
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                 Name:   James Meadows
                 Title:  Vice President
                 Phone:  (416) 868-3570

                    Signature, Place, and Date of Signing:


    /s/ James Meadows      Toronto, Ontario Canada       February 1, 2007
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reportingmanager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:[If there are no entries in this list, omit this section.]

 Form 13F File Number                                Name
 28-
 ------------------------                            ------------------------

[Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

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Report Summary:

Number of Other Included Managers:      NONE

Form 13F Information Table Entry Total: 82

Form 13F Information Table Value Total: 2,546,517
                                        ----------
                                        (thousands)
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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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FORM 13F INFORMATION TABLE

Security Listing by Country Report - December 31, 2006

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                            Title of             Mkt Val.              Investment Other    Voting
Name of Issuer              Class    Cusip       (x$1000)  Total Shrs  Decision   Managers Authority
----------------------------------------------------------------------------------------------------
3M Co.                        COM    88579Y101     59727    766418 SH     SOLE               766418
Abbott Laboratories           COM    002824 10 0   44600    915629 SH     SOLE               915629
Abercrombie & Fitch Co.       COM    002896 20 7   17695    254128 SH     SOLE               254128
Adesa Inc.                    COM    00686U104     34673   1249492 SH     SOLE              1249492
Altria Group Inc.             COM    02209S103     68031    792723 SH     SOLE               792723
Apollo Group Inc., Class A    CL A   037604 10 5   39773   1020604 SH     SOLE              1020604
Ares Capital Corp.            COM    04010L103     28140   1472507 SH     SOLE              1472507
Arthur J. Gallagher & Co.     COM    363576 10 9   29416    995465 SH     SOLE               995465
AutoNation Inc.               COM    05329W102      5330    250000 SH     SOLE               250000
Belo Corp., Class A           CL A   080555 10 5    2934    159700 SH     SOLE               159700
Berkshire Hathaway Inc.,
Class A                       CL A   084670 10 8   55105       501 SH     SOLE                  501
Berkshire Hathaway Inc.,
Class B                       CL B   084670 20 7     920       251 SH     SOLE                  251
BioScrip Inc.                 COM    09069N108      6325   1828102 SH     SOLE              1828102
Bristol West Holdings Inc.    COM    11037M105     11873    750000 SH     SOLE               750000
Cavco Industries Inc.         COM    149568 10 7    4163    118799 SH     SOLE               118799
CBS Corp., Class A            CL A   124857 10 3    5318    170350 SH     SOLE               170350
CBS Corp., Class B Non-
voting                        CL B   124857 20 2   37059   1188546 SH     SOLE              1188546
Dell Inc.                     COM    24702R101    106681   4251945 SH     SOLE              4251945
Dollar Financial Corp.        COM    256664 10 3   29549   1060623 SH     SOLE              1060623
DTS Inc.                      COM    23335C101     31144   1287463 SH     SOLE              1287463
E.W. Scripps Co., Class A     CL A   811054 20 4   28793    576543 SH     SOLE               576543
Entravision
Communications Corp.,
Class A                       CL A   29382R107     12055   1466604 SH     SOLE              1466604
Equifax Inc.                  COM    294429 10 5   37047    912492 SH     SOLE               912492
Expedia Inc.                  COM    30212P105      7293    347600 SH     SOLE               347600
Federated Investors Inc.,
Class B                       CL B   314211 10 3    6131    181500 SH     SOLE               181500
Fidelity National
Information Services Inc.     COM    31620M106      2147     53565 SH     SOLE                53565
First American Corp.          CL A   318522 30 7    3604     88600 SH     SOLE                88600
Fossil Inc.                   COM    349882 10 0   21237    940541 SH     SOLE               940541
Gladstone Investment
Corp.                         COM    376546 10 7   18382   1200649 SH     SOLE              1200649
Global Imaging Systems
Inc.                          COM    37934A100     45358   2066430 SH     SOLE              2066430
Greenfield Online Inc.        COM    395150 10 5   28188   1971187 SH     SOLE              1971187
HCC Insurance Holdings
Inc.                          COM    404132 10 2   41659   1298188 SH     SOLE              1298188
Hilb Rogal & Hobbs
Company                       COM    431294 10 7    9405    223300 SH     SOLE               223300
Home Depot Inc.               COM    437076 10 2   61909   1541552 SH     SOLE              1541552
Hudson City Bancorp Inc.      COM    443683 10 7   86710   6247137 SH     SOLE              6247137
infoUSA Inc.                  COM    456818 30 1   20884   1753453 SH     SOLE              1753453
Interactive Data Corp.        COM    45840J107     49757   2069755 SH     SOLE              2069755
International Speedway
Corp., Class A                CL A   460335 20 1   17874    350201 SH     SOLE               350201
IVCI CORP CLASS B             CL B   450704 10 1       0     10000 SH     SOLE                10000
Jackson Hewitt Tax
Service Inc.                  COM    468202 10 6   33548    987580 SH     SOLE               987580
Johnson & Johnson             COM    478160 10 4  119679   1812765 SH     SOLE              1812765
Jupitermedia Corp.            COM    48207D101     25612   3233875 SH     SOLE              3233875
KKR Financial Corp.           COM    482476 30 6    3014    112500 SH     SOLE               112500
Kohlberg Capital Corp.        COM    500233 10 1    9484    548200 SH     SOLE               548200
Laboratory Corporation of
America Holdings              COM    50540R409      6524     88800 SH     SOLE                88800
M&T Bank Corp.                COM    55261F104      1222     10000 SH     SOLE                10000
McDonald's Corp.              COM    580135 10 1  115150   2597560 SH     SOLE              2597560
Merck & Co., Inc.             COM    589331 10 7    2960     67900 SH     SOLE                67900
Merit Medical Systems
Inc.                          COM    589889 10 4   20526   1295838 SH     SOLE              1295838
Microsoft Corp.               COM    594918 10 4  110482   3699986 SH     SOLE              3699986
Motorola Inc.                 COM    620076 10 9   39776   1934628 SH     SOLE              1934628
NAVTEQ Corp.                  COM    63936L100     25286    723091 SH     SOLE               723091
NGP Capital Resources
Co.                           COM    62912R107     19584   1169184 SH     SOLE              1169184
Nike, Inc., Class B           CL B   654106 10 3   37889    382600 SH     SOLE               382600
NU Skin Enterprises Inc.,
Class A                       CL A   67018T105     18721   1026937 SH     SOLE              1026937
Nutraceutical International
Corp.                         COM    67060Y101     15010    980437 SH     SOLE               980437
Pfizer Inc.                   COM    717081 10 3     518     20000 SH     SOLE                20000
Priceline.com Inc.            COM    741503 40 3   31519    722736 SH     SOLE               722736
Procter & Gamble Co.          COM    742718 10 9   44617    694210 SH     SOLE               694210
Quest Diagnostics Inc.        COM    74834L100     36112    681367 SH     SOLE               681367
Radio One Inc., Class D       CL D   75040P405     24273   3601395 SH     SOLE              3601395
RC2 Corp.                     COM    749388 10 4   43838    996317 SH     SOLE               996317
Realogy Corp.                 COM    75605E100      3320    109500 SH     SOLE               109500
Rent-A-Center Inc.            COM    76009N100      3154    106875 SH     SOLE               106875
RLI Corp.                     COM    749607 10 7   24443    433233 SH     SOLE               433233
Sabre Holding Corp.,
Class A                       CL A   785905 10 0    7701    241500 SH     SOLE               241500
Safenet Inc.                  COM    78645R107     25570   1068091 SH     SOLE              1068091
School Specialty Inc.         COM    807863 10 5   15554    414879 SH     SOLE               414879
Speedway Motorsports Inc.     COM    847788 10 6   26177    681690 SH     SOLE               681690
Stratasys Inc.                COM    862685 10 4   19151    609717 SH     SOLE               609717
TALX Corp.                    COM    874918 10 5    4726    172173 SH     SOLE               172173
Tempur-Pedic
International Inc.            COM    88023U101     48839   2387051 SH     SOLE              2387051
Tim Hortons Inc.              COM    88706M103     80421   2387100 SH     SOLE              2387100
Time Warner Inc.              COM    887317 10 5   53634   2462518 SH     SOLE              2462518
U.S. Gold Corp.               COM    912023 20 7      51     10000 SH     SOLE                10000
United Auto Group Inc.        COM    909440 10 9   28023   1188934 SH     SOLE              1188934
VF Corp.                      COM    918204 10 8    4416     53800 SH     SOLE                53800
Wachovia Corp.                COM    929903 10 2   46466    815904 SH     SOLE               815904
Wal-Mart Stores Inc.          COM    931142 10 3  101789   2204183 SH     SOLE              2204183
Wells Fargo & Co.             COM    949746 10 1   51599   1451037 SH     SOLE              1451037
Wyeth                         COM    983024 10 0   63469   1246439 SH     SOLE              1246439
Yankee Candle Co., Inc.       COM    984757 10 4   35780   1043760 SH     SOLE              1043760

                                                 $2,546,517,369.05                        Count   82
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[Repeat as necessary.]